NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS

Description of Business

We are an oil and gas exploration, development and production company.  Our  oil and gas property interests are located in Western Canada (in Berwyn, Medicine River, Boundary Lake, and Wildmere in Alberta, and Clarke Lake and Inga in British Columbia) and in the United States (in the Piqua region of the State of Kansas).

The Company was incorporated under the laws of the State of Colorado on November 27, 2000 under the name “SIN Holdings, Inc.” From inception until June 2010, we pursued our original business plan of developing a web portal listing senior resources across the United States through our former wholly-owned subsidiary Senior-Inet, Inc. On July 29, 2010, Senior-Inet, Inc. was dissolved and we changed our business to the acquisition, exploration, development and production of oil and gas reserves. To align our name with our new business, on November 29, 2010, we changed our name to Legend Oil and Gas, Ltd.

On July 28, 2011, we formed a wholly owned subsidiary named Legend Energy Canada, Ltd. (“Legend Canada”), which is a corporation registered under the laws of Alberta, Canada. Legend Canada was formed to acquire, own and manage certain oil and gas properties and assets located in Canada.  Legend Canada completed the acquisition of significant oil and gas reserves located in Canada on October 20, 2011.

Liquidity

We have incurred net operating losses and operating cash flow deficits over the last two years, continuing through the fourth quarter of 2012. We are in the early stages of acquisition and development of oil and gas leaseholds, and we have been funded primarily by a combination of equity issuances and bank debt, and to a lesser extent by operating cash flows, to execute on our business plan of acquiring working interests in oil and gas properties and for working capital for production. At December 31, 2012, we had cash and cash equivalents totalling approximately $13,000.

In October 2011, we established a revolving demand loan with National Bank of Canada (the “Bank”) through our wholly-owned subsidiary, Legend Canada. Initially, the credit facility had a maximum borrowing base of CA$6.0 million and was payable in full at any time upon demand.  During March 2012, under an Amending Offering Letter, the Bank reduced the maximum borrowing base to CA$4.0 million and provided a new CA$1.5 million bridge demand loan which was payable in full at any time upon demand, and in any event no later than May 31, 2012.  In addition, we were required to provide an unlimited guarantee of the credit facility for Legend Canada.

We did not repay the bridge demand loan by May 31, 2012.  The Bank agreed not to require immediate repayment of the bridge demand loan and during May 2012, we entered into an unlimited guarantee of the credit facility in favor of the Bank.  In addition, we entered into a blanket security agreement, granting to the Bank a security interest in all of our personal property assets to secure the guarantee.  On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.  The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012.  On December 17, 2012, the payment terms of the demand bridge loan were revised again.  The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.

In connection with the Amending Offer Letter for the bridge demand loan during March 2012, the Bank originally required that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which were required to be used to pay off the bridge demand loan.  Subsequently on May 22, 2012, we entered into an agreement with Lincoln Park Capital (“Lincoln Park”) to sell up to $10.2 million in common stock during a three year term.  This agreement permitted us to sell stock to Lincoln Park at increments as defined, with timing based on our discretion.  There is a $0.10 per share floor price that would prohibit us from any sales below that price.  At the date of this Report, we sold and issued 3,527,508 common shares to Lincoln Park, and received $422,000 in proceeds, which were used to repay a portion of the bridge demand loan.

In August of 2012, Legend Canada sold its oil and gas interests in the Red Earth, Alberta property for CA$750,000 in gross proceeds.  The revolving Bank line borrowing base was reduced by CA$150,000 as a result of this sale.  On November 1, 2012, Legend Canada sold a significant portion of its interests in the Swan Hills area of Alberta for gross proceeds of CA$1,000,000, accompanied by a reduction in the revolving Bank line of CA$350,000.  Total net proceeds from the sale of the Red Earth and Swan Hills properties amounted to $1,719,598.  On October 29, 2012, we closed the sale of the Divide County assets in North Dakota for net proceeds of $396,531.

As of the date of this Report, we have an outstanding balance under the revolving demand loan with the Bank in the amount of approximately $3,517,850(CA$3,500,000) and approximately $175,893(CA$175,000) under the bridge demand loan. The Bank may demand repayment of all amounts owed by Legend Canada to it at any time. There is no assurance that any portion of this credit facility will be available to Legend Canada in the future.

We believe that the combination of revenue from our on-going operations, proceeds from potential future asset sales, and our equity financing arrangement with Lincoln Park, or other parties, provides us the ability to make our scheduled monthly bridge loan payments.  However, in the event we are unable to meet a bridge loan scheduled payment or the repayment of the revolving demand loan at any time upon demand by the Bank, we will be in default of our obligations to the Bank. The Bank has a first priority security interest in all of our assets and can exercise its rights and remedies against us as a secured creditor. Any such default by us or action by the Bank will have a material adverse effect on us and our business. If we are unable to negotiate favorably with the Bank, or if we are unable to secure additional financing, whether from equity, debt, or alternative funding sources, this could have a material adverse effect on us and we may be required to sell some or all of our properties, sell or merge our business, or file a petition for bankruptcy.

In addition, International Sovereign Energy Corp. (“Sovereign”) and the holders of our convertible preferred stock have “put” rights to require us to repurchase their shares at a price of $2.00 per share. As of March 30, 2012, we received signed waivers from the holders of our convertible preferred stock of their put rights; however, these waivers are contingent on Sovereign also agreeing to waive its rights. In addition, as of March 31, 2012, Sovereign executed a stand-still agreement agreeing not to exercise its put rights prior to June 15, 2012, and Sovereign has subsequently verbally agreed to extend the stand-still agreement for an unspecified period of time. We currently do not have sufficient cash assets available to repurchase the shares of convertible preferred stock or the shares of common stock issued to Sovereign in the event that the put rights are exercised, in which case we will be in default of our obligations under our purchase agreement with Sovereign and the terms of the convertible preferred stock in our Articles of Incorporation. The exercise of any of these put rights would have a material adverse effect on our business and financial condition.

In the event that we are able to resolve our obligations to the Bank and the put rights, we anticipate needing additional financing to fund our drilling and development plans in 2013. As described above, we have entered into an agreement with Lincoln Park to sell up to $10.2 million in common stock.  However, the timing for closing on funds is variable and there is no guarantee on the amount of proceeds we will receive.  We may seek financing from other sources, which may also include the sale of certain of our oil and gas properties.  Our ability to obtain financing or to sell our properties on favorable terms may be impaired by many factors outside of our control, including the capital markets (both generally and in the crude oil and natural gas industry in particular), our limited operating history, the location of our crude oil and natural gas properties and prices of crude oil and natural gas on the commodities markets (which will impact the amount of asset-based financing available to us) and other factors. Further, if crude oil or natural gas prices on the commodities markets decline, our revenues will likely decrease and such decreased revenues may increase our requirements for capital.

Any new debt or equity financing arrangements may not be available to us, or may be available only on unfavorable terms. Additionally, these alternatives could be highly dilutive to our existing shareholders, and may not provide us with sufficient funds to meet our long-term capital requirements. We have and may continue to incur substantial costs in the future in connection with raising capital to fund our business, including investment banking fees, legal fees, accounting fees, securities law compliance fees, printing and distribution expenses and other costs. We may also be required to recognize non-cash expenses in connection with certain securities we may issue, which may adversely impact our financial condition. If the amount of capital we are able to raise from financing activities, together with our revenues from operations, is not sufficient to satisfy our capital needs (even to the extent that we reduce our operations), we will be required to reduce operating costs, which could jeopardize our future strategic initiatives and business plans, and we may be required to sell some or all of our properties (which could be on unfavorable terms), seek joint ventures with one or more strategic partners, strategic acquisitions and other strategic alternatives, cease our operations, sell or merge our business, or file a petition for bankruptcy.

The uncertainties relating to our ability to meet cash obligations as they become due creates doubt about our ability to continue as a going concern.  Our financial statements the year ended December 31, 2012 were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that could result should we be unable to continue as a going concern.